Transactions With Related Parties (Details) - USD ($)	3 Months Ended		6 Months Ended		22 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2016	Dec. 31, 2017
Related Party Transaction [Line Items]
Management fees	$ 5,187,000	$ 5,187,000	$ 10,251,000	$ 10,317,000
General and administrative expenses	801,000	630,000	1,607,000	1,354,000
Balance due from related party current	12,420,000		12,420,000			$ 20,086,000
Balance due from related party non-current	2,565,000		2,565,000			2,565,000
Navios Holdings and Navios Acquisition and its subsidiaries
Related Party Transaction [Line Items]
Balance due from related party current and non-current	14,985,000		14,985,000			$ 22,651,000
Management Agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Termination date of agreement					Dec. 31, 2018
Daily fee					$ 9,500
Administrative Services Agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses	$ 375,000	$ 375,000	744,000	$ 750,000
Amended Commercial Technical Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily fee			$ 9,500
General partner option agreement
Related Party Transaction [Line Items]
Portion of General Partner interest subject to purchase option			25.00%